Related parties - (Schedule of information about key management personnel) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 10,715	$ 9,915
Post-employment benefits	811	959
Termination benefits	0	2,287
Long-term share-based awards	2,921	6,646
Total key management personnel compensation	$ 14,447	$ 19,807